Short-term borrowings - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Weighted average interest rate	5.01%	5.32%	5.96%
Net book value of pledged assets	¥ 108,769,677	¥ 113,922,053
Affiliated Entity [Member] | Financial Guarantee [Member]
Defined Benefit Plan Disclosure [Line Items]
Guaranteed amounts	¥ 70,000,000	¥ 70,000,000
Guarantor Obligations, Term	July 29, 2020 to July 29, 2023